Other Long-Term Liabilities - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Asset retirement obligations settlement period	60 years
Inflation rate	2.00%	2.00%	2.00%
Share-based compensation	$ 433	$ 620	$ 780	$ 832
Stock options
Disclosure of other provisions [line items]
Intrinsic value of vested stock options	121	181	164
Certain Executives | Performance Share Units
Disclosure of other provisions [line items]
Share-based compensation	$ 47	$ 99	$ 96
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Weighted average discount rate	4.90%	4.80%	5.20%